Operating segments - Summary of tax charge within the reportable segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [Line Items]
Tax charge	$ 3,965	$ 1,567	$ 993
Reportable segments [Member]
Disclosure of operating segments [Line Items]
Tax charge	4,030	2,114	2,022
Reportable segments [Member] | Iron Ore [Member]
Disclosure of operating segments [Line Items]
Tax charge	2,871	2,005	1,747
Reportable segments [Member] | Aluminium [Member]
Disclosure of operating segments [Line Items]
Tax charge	543	171	303
Reportable segments [Member] | Copper & Diamonds [member]
Disclosure of operating segments [Line Items]
Tax charge	48	(320)	(77)
Reportable segments [Member] | Energy & Minerals [Member]
Disclosure of operating segments [Line Items]
Tax charge	652	331	122
Reportable segments [Member] | Other operations [Member]
Disclosure of operating segments [Line Items]
Tax charge	(84)	(73)	(73)
Other items [Member]
Disclosure of operating segments [Line Items]
Tax charge	(261)	(191)	(192)
Exploration and evaluation not attributed to product groups [Member]
Disclosure of operating segments [Line Items]
Tax charge	(36)	(27)	(25)
Finance costs [Member]
Disclosure of operating segments [Line Items]
Tax charge	(364)	(484)	(245)
Underlying earnings [member]
Disclosure of operating segments [Line Items]
Tax charge	3,369	1,412	1,560
Tax charge/ (credit) excluded from underlying earnings [Member]
Disclosure of operating segments [Line Items]
Tax charge	$ 596	$ 155	$ (567)